Disclosure of detailed information about share options valuation assumptions (Details)		12 Months Ended
	Sep. 12, 2016 CAD ($) yr	Dec. 31, 2016
Statement [Line Items]
Stock options granted	1,550,000	1,550,000
Exercise price	$ 0.96
Market price	$ 0.96
Expected option term (years) | yr	3
Expected stock price volatility	59.30%
Average risk-free interest rate	0.60%
Expected forfeiture rate	0.00%
Expected dividend yield	0.00%
FAIR VALUE ASSIGNED	$ 592,000